Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2026
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Trade accounts and notes receivable	¥894,214	¥922,805
Other	275,099	356,409
Allowance for impairment losses	(8,466)	(8,738)

Total	¥1,160,847	¥1,270,476

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Balance at beginning of year	¥8,620	¥8,402	¥8,466

Remeasurement	¥274	¥490	¥75
Write-offs	(1,114)	(133)	(492)
Exchange differences on translating foreign operations	622	(293)	689

Balance at end of year	¥8,402	¥8,466	¥8,738